SEMI ANNUAL
REPORT


[PHOTO OF SCALE ON A MAP]

TEMPLETON GLOBAL BOND FUND
FEBRUARY 29, 2000






[FRANKLIN TEMPLETON LOGO]


[FRANKLIN TEMPLETON 50 YEAR SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


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resource for fund literature, prices and performance, investor information and
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SHAREHOLDER LETTER

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YOUR FUND'S GOAL: TEMPLETON GLOBAL BOND FUND SEEKS CURRENT INCOME WITH CAPITAL
APPRECIATION AND GROWTH OF INCOME. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS PRIMARILY IN THE DEBT SECURITIES OF COMPANIES, GOVERNMENTS AND GOVERNMENT AGENCIES LOCATED ANYWHERE IN THE WORLD, INCLUDING EMERGING MARKETS.
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Dear Shareholder:

This report of Templeton Global Bond Fund covers the six months ended February 29, 2000. During this period, many European economies grew significantly, growth in Japan was better than expected, and the U.S. economy continued to expand at a blistering pace. This economic growth increased global inflationary pressures and led to a tighter monetary policy by many central banks. In the U.S., the Federal Reserve Board (the Fed) increased interest rates by 75 basis points, and most European countries also experienced rising interest rates. Believing that most industrial economies might experience further interest rate increases, many investors deserted the bond markets of developed countries,

All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 11.

CONTENTS

Shareholder Letter            1
Performance Summary           6
Financial Highlights &
Statement of Investments      8
Financial Statements          15
Notes to Financial
Statements                    18


[FUND CATEGORY GRAPHIC]

Global
Growth
Growth & Income
Income
Tax-Free Income



[GEOGRAPHIC DISTRIBUTION PIE CHART]

Based on Total Net Assets
2/29/00

Europe                                           41.7%
Latin America                                    15.9%
United States                                    14.0%
Canada                                            9.4%
Asia                                              6.2%
Australia & New Zealand                           5.4%
Short-Term Investments & Other Net Assets         7.4%

and bond prices in these countries, especially the U.S., dropped in value.

However, many emerging market bond prices rose during the period, largely as a result of increasing commodity prices, which improved export revenues and, thus, the repayment capacity of issuer countries. Despite uncertainty stemming from the implementation of Venezuela's new constitution, the value of Venezuelan debt rose largely due to the recovery in oil prices. Brazilian bonds rebounded following that nation's currency crisis in January 1999, as a result of official external financial support from the International Monetary Fund and foreign governments, as well as implementation of economic measures designed to stabilize Brazil's fiscal situation.

During the six months under review, the U.S. dollar strengthened against most major currencies, rising 1.56% against the British pound and 9.58% versus the euro. Other dollar-bloc countries' currencies posted mixed results against the U.S. dollar, with the Canadian dollar falling 2.88% and the Australian and New Zealand dollars rising 3.71% and 5.93%, respectively. Among major emerging market currencies, the

2



Brazilian real and South Korean won strengthened against the U.S. dollar, appreciating 7.95% and 4.18%, while the Mexican peso fell 0.15% versus the U.S. dollar.

Within this environment, Templeton Global Bond Fund -- Class A posted a -0.14% cumulative total return for the six months ended February 29, 2000, as shown in the Performance Summary on page 6. The Fund's benchmark, the Salomon Brothers World Government Bond Index, posted a -2.64% return for the same six-month period. Also, the J.P. Morgan U.S. Government Bond Index, which measures and tracks U.S. Treasury securities, and the J.P. Morgan Global Government Bond Index, which measures and tracks bonds from around the world, posted returns of 1.85% and -2.63%, respectively, for the same period.(1)

During the reporting period, we attempted to meet the Fund's objective by allocating 80.7% of total net assets to intermediate- and long-term bonds in developed markets, with the remaining assets invested in what we believed were the highest quality and most liquid bonds in emerging markets. In our opinion, this combination of investments offered the opportunity for higher long-term returns at the cost of modestly higher short-term volatility. The Fund's allocation to emerging market debt overall added positively to its performance during the period, as emerging market bonds generally outperformed higher quality industrial market debt.

1. Source: Standard & Poor's Micropal. Indices are measured in U.S. dollars and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

   PORTFOLIO BREAKDOWN
 Based on Total Net Assets
        2/29/00
 -----------------------------
  Government Bonds       85.4%
  Corporate Bonds         6.7%
  Warrants                0.5%
  Short-Term Investments
  & Other Net Assets      7.4%

                                                                              3



The Fund's geographic allocation changed during the period. Exposure to European countries decreased slightly, from 43.0% at the beginning of the period to 41.7% at the end, while exposure to the dollar-bloc countries of Australia and New Zealand was down from 7.7% to 5.4%. The allocation to North America decreased by 8.6%, and the proceeds were reinvested in emerging market debt. At the end of the period, emerging market debt represented 22.0% of the Fund's total net assets, up from 10.0% at the beginning.

Looking forward, we are optimistic about prospects for global bond markets and Templeton Global Bond Fund. Because we anticipate slowing growth in the U.S. economy, our long-term outlook for the euro, relative to the U.S. dollar, remains positive. In our opinion, such a slowdown could coincide with Euroland economic recovery, potentially leading to a stronger euro versus the U.S. dollar. On the other hand, our outlook for the Japanese yen is slightly negative. We believe the Japanese economy cannot afford a strong yen over the medium to long term because a strong currency translates into a loss of export competitiveness, which would weaken Japan's export-driven economy. As always, we will monitor global markets closely and manage the Fund's portfolio in an effort to take advantage of potential opportunities as they arise.

4



It is important to note that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

We look forward to continuing to serve your investment needs, and we welcome your comments or suggestions.


Portfolio Management Team
Templeton Global Bond Fund

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

                                                                               5



CLASS A:
Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C:
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

SIX-MONTH PERFORMANCE SUMMARY AS OF 2/29/00
Six-month total returns does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each share class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return                   -0.14%
Net Asset Value (NAV)                    $8.49 (2/29/00)              $8.81 (8/31/99)
Change in NAV                            -$0.32
Distributions (9/1/99 - 2/29/00)         Dividend Income              $0.3000
                                         Long-Term Capital Gain       $0.0090
                                         ====================================
                                         TOTAL                        $0.3090


CLASS C
Six-Month Total Return                   -0.38%
Net Asset Value (NAV)                    $8.50 (2/29/00)              $8.82 (8/31/99)
Change in NAV                            -$0.32
Distributions (9/1/99 - 2/29/00)         Dividend Income              $0.2787
                                         Long-Term Capital Gain       $0.0090
                                         ====================================
                                         TOTAL                        $0.2877


ADVISOR CLASS
Six-Month Total Return                   -0.11%
Net Asset Value (NAV)                    $8.48 (2/29/00)              $8.81 (8/31/99)
Change in NAV                            -$0.33
Distributions (9/1/99 - 2/29/00)         Dividend Income              $0.3126
                                         Long-Term Capital Gain       $0.0090
                                         ====================================
                                         TOTAL                        $0.3216



              Past performance does not guarantee future results.

6



ADDITIONAL PERFORMANCE
AS OF 3/31/00



                                                                                INCEPTION
CLASS A                            1-YEAR         5-YEAR         10-YEAR        (9/18/86)
-------                            ------         ------         -------        ---------
Cumulative Total Return(1)         -1.19%         31.45%         90.16%          143.12%
Average Annual Total Return(2)     -5.39%          4.70%          6.18%            6.45%
Value of $10,000 Investment(3)     $9,461         $12,580        $18,215         $23,287


                                                                 INCEPTION
CLASS C                            1-YEAR         3-YEAR         (5/1/95)
-------                            ------         ------         --------
Cumulative Total Return(1)         -1.58%         4.09%          25.95%
Average Annual Total Return(2)     -3.45%         1.01%           4.59%
Value of $10,000 Investment(3)     $9,655         $10,305        $12,471


                                                                                INCEPTION
ADVISOR CLASS(4)                   1-YEAR         5-YEAR         10-YEAR        (9/18/86)
----------------                   ------         ------         -------        ---------
Cumulative Total Return(1)         -1.05%        33.17%         92.65%         146.30%
Average Annual Total Return(2)     -1.05%         5.90%          6.78%           6.89%
Value of $10,000 Investment(3)     $9,895         $13,317        $19,265        $24,630



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 2.98% and 0.94%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified series of an investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.

For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

              Past performance does not guarantee future results.


                                                                               7




TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                 CLASS A
                                              -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                              FEBRUARY 29, 2000    --------------------------------------------------------
                                                (UNAUDITED)+        1999+        1998        1997        1996        1995
                                              -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......           $8.81            $9.49       $9.82       $9.76       $9.32       $9.05
                                              -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................             .30              .58         .60         .63         .69         .73
 Net realized and unrealized gains
   (losses)...............................            (.31)            (.66)       (.32)        .03         .35         .17
                                              -----------------------------------------------------------------------------
Total from investment operations..........            (.01)            (.08)        .28         .66        1.04         .90
                                              -----------------------------------------------------------------------------
Less distributions from:
 Net investment income....................            (.30)            (.55)       (.55)       (.60)       (.58)       (.54)
 Net realized gains.......................            (.01)            (.05)       (.06)         --          --          --
 Tax return of capital....................              --               --          --          --        (.02)       (.09)
                                              -----------------------------------------------------------------------------
Total distributions.......................            (.31)            (.60)       (.61)       (.60)       (.60)       (.63)
                                              -----------------------------------------------------------------------------
Net asset value, end of period............           $8.49            $8.81       $9.49       $9.82       $9.76       $9.32
                                              =============================================================================
Total Return*.............................          (.14)%          (1.02)%       2.82%       6.87%      11.44%      10.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........        $140,148         $146,753    $189,898    $198,131    $185,596    $191,301
Ratios to average net assets:
 Expenses.................................           1.22%**          1.22%       1.17%       1.15%       1.13%       1.18%
 Net investment income....................           6.85%**          6.20%       6.12%       6.41%       7.09%       7.99%
Portfolio turnover rate...................          49.87%           74.60%      75.95%     166.69%     109.40%     101.12%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding.

 8




TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                 CLASS C
                                                 ------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                 FEBRUARY 29, 2000    ---------------------------------------------------
                                                   (UNAUDITED)++      1999++      1998       1997       1996       1995+
                                                 ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.........           $8.82           $9.50      $9.83      $9.77      $9.31      $9.05
                                                 ------------------------------------------------------------------------
Income from investment operations:
 Net investment income.......................             .28             .54        .56        .57        .61        .21
 Net realized and unrealized gains
   (losses)..................................            (.31)           (.66)      (.32)       .05        .41        .24
                                                 ------------------------------------------------------------------------
Total from investment operations.............            (.03)           (.12)       .24        .62       1.02        .45
                                                 ------------------------------------------------------------------------
Less distributions from:
 Net investment income.......................            (.28)           (.51)      (.51)      (.56)      (.54)      (.15)
 Net realized gains..........................            (.01)           (.05)      (.06)        --         --         --
 Tax return of capital.......................              --              --         --         --       (.02)      (.04)
                                                 ------------------------------------------------------------------------
Total distributions..........................            (.29)           (.56)      (.57)      (.56)      (.56)      (.19)
                                                 ------------------------------------------------------------------------
Net asset value, end of period...............           $8.50           $8.82      $9.50      $9.83      $9.77      $9.31
                                                 ========================================================================
Total Return*................................          (.38)%         (1.41)%      2.46%      6.44%     11.20%      5.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)............         $14,464         $17,386    $20,404    $16,629     $6,563     $2,043
Ratios to average net assets:
 Expenses....................................           1.63%**         1.62%      1.56%      1.54%      1.56%      1.57%**
 Net investment income.......................           6.44%**         5.80%      5.73%      5.96%      6.69%      7.47%**
Portfolio turnover rate......................          49.87%          74.60%     75.95%    166.69%    109.40%    101.12%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                                                                               9




TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                    ADVISOR CLASS
                                                               -------------------------------------------------------
                                                               SIX MONTHS ENDED           YEAR ENDED AUGUST 31,
                                                               FEBRUARY 29, 2000    ----------------------------------
                                                                 (UNAUDITED)++      1999++        1998          1997+
                                                               -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.......................          $8.81           $9.49         $9.82        $10.16
                                                               -------------------------------------------------------
Income from investment operations:
 Net investment income.....................................            .30             .61           .62           .42
 Net realized and unrealized losses........................           (.31)           (.67)         (.32)         (.34)
                                                               -------------------------------------------------------
Total from investment operations...........................           (.01)           (.06)          .30           .08
                                                               -------------------------------------------------------
Less distributions from:
 Net investment income.....................................           (.31)           (.57)         (.57)         (.42)
 Net realized gains........................................           (.01)           (.05)         (.06)           --
                                                               -------------------------------------------------------
Total distributions........................................           (.32)           (.62)         (.63)         (.42)
                                                               -------------------------------------------------------
Net asset value, end of period.............................          $8.48           $8.81         $9.49         $9.82
                                                               =======================================================
Total Return*..............................................         (.11)%          (.77)%         3.08%          .80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........................           $439          $1,261       $11,330       $12,742
Ratios to average net assets:
 Expenses..................................................           .98%**          .97%          .91%          .88%**
 Net investment income.....................................          7.02%**         6.42%         6.38%         6.76%**
Portfolio turnover rate....................................         49.87%          74.60%        75.95%       166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997. ++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.


 10




TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 92.6%
ARGENTINA 6.1%
Perez Companc SA, 144A, 8.125%, 7/15/07.....................  $5,000,000           $  4,412,500
Republic of Argentina:
 9.25%, 2/23/01.............................................     555,000                556,804
 8.875%, 5/09/02............................................   4,125,000              3,955,875
 11.00%, 10/09/06...........................................     225,000                222,188
 11.375%, 1/30/17...........................................     200,000                197,625
 9.75%, 9/19/27.............................................     150,000                132,750
                                                                                   ------------
                                                                                      9,477,742
                                                                                   ------------
AUSTRALIA 3.3%
Government of Australia, 10.00%, 10/15/07...................   2,263,000    AUD       1,661,625
Queensland Treasury Corp., 6.50%, 6/14/05...................   5,796,000    AUD       3,503,133
                                                                                   ------------
                                                                                      5,164,758
                                                                                   ------------
BRAZIL 2.1%
Republic of Brazil:
 12.75%, 1/15/00............................................     500,000                490,625
 8.875%, 11/05/01...........................................     250,000                250,625
 11.625%, 4/15/04...........................................     300,000                297,375
 9.375%, 4/07/08............................................     800,000                688,500
 14.50%, 10/15/09...........................................     765,000                826,965
 Series L, cvt., FRN, 7.00%, 4/15/12........................     310,000                230,756
 10.125%, 5/15/27...........................................     600,000                485,100
                                                                                   ------------
                                                                                      3,269,946
                                                                                   ------------
CANADA 9.4%
Government of Canada:
 10.50%, 7/01/00............................................   9,000,000    CAD       6,304,280
 10.50%, 3/01/01............................................   6,235,000    CAD       4,490,317
 10.00%, 5/01/02............................................   5,135,000    CAD       3,812,711
                                                                                   ------------
                                                                                     14,607,308
                                                                                   ------------
COLOMBIA 1.7%
Republic of Colombia, 7.25%, 2/23/04........................   2,950,000              2,640,250
                                                                                   ------------
DENMARK 2.3%
Kingdom of Denmark:
 9.00%, 11/15/00............................................   6,605,000    DKK         882,108
 8.00%, 3/15/06.............................................  18,589,000    DKK       2,689,001
                                                                                   ------------
                                                                                      3,571,109
                                                                                   ------------
FRANCE 4.7%
Government of France, 8.25%, 2/27/04........................   6,748,000    EUR       7,243,759
                                                                                   ------------



                                                                              11

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
GERMANY 2.9%
Federal Republic of Germany, 8.00%, 7/22/02.................   4,399,667    EUR    $  4,544,361
                                                                                   ------------
INDIA .1%
+*Essar Steel Ltd., Reg. S, FRN, 7.635%, 7/20/99............     315,000                217,350
                                                                                   ------------
INDONESIA .5%
*P.T. Astra International, wts., 12/31/03...................   1,880,582    IDR         703,635
                                                                                   ------------
ITALY 7.3%
Buoni Poliennali del Tesoro:
 10.50%, 7/15/00............................................     655,899    EUR         645,928
 6.75%, 7/01/07.............................................   1,243,000    EUR       1,280,708
Government of Italy:
 10.50%, 11/01/00...........................................   1,823,090    EUR       1,828,548
 10.50%, 4/01/05............................................   6,476,000    EUR       7,645,706
                                                                                   ------------
                                                                                     11,400,890
                                                                                   ------------
JAMAICA .6%
Government of Jamaica, Reg S, 9.625%, 7/02/02...............     905,000                877,850
                                                                                   ------------
MEXICO 3.4%
Bepensa SA, 144A, 9.75%, 9/30/04............................     230,000                211,600
Cemex SA, 144A, 10.75%, 7/15/00.............................      65,000                 65,975
Petroleos Mexicanos (PEMEX), 9.375%, 12/02/08...............     250,000                256,563
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02.....      55,352                 42,898
United Mexican States:
 9.75%, 4/06/05.............................................   1,800,000              1,878,750
 8.625%, 3/12/08............................................     540,000                535,680
 11.375%, 9/15/16...........................................   1,560,000              1,854,450
 6.25%, 12/31/19............................................     490,000                399,044
                                                                                   ------------
                                                                                      5,244,960
                                                                                   ------------
NETHERLANDS 2.9%
Government of Netherlands, 7.75%, 3/01/05...................   2,779,000    EUR       2,967,916
Astra Overseas Finance NV, Reg S, FRN:
 Series I, 6.688%, 12/31/01.................................     300,000                258,000
 Series II, 6.688%, 6/30/05.................................   1,013,000                709,100
 Series III, zero coupon, 6/30/06...........................   1,311,000                517,845
                                                                                   ------------
                                                                                      4,452,861
                                                                                   ------------
NEW ZEALAND 2.1%
Government of New Zealand, 8.00%, 11/15/06..................   6,437,000    NZD       3,271,723
                                                                                   ------------
PANAMA
Republic of Panama, FRN, 7.00%, 5/10/02.....................      30,770                 30,539
                                                                                   ------------

 12



TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SOUTH KOREA 4.4%
Hanvit Bank, 144A, 12.75%, 3/01/10..........................  $1,660,000           $  1,705,484
Korea Development, 7.125%, 4/22/04..........................   2,000,000              1,935,200
Republic of Korea, 8.875%, 4/15/08..........................   3,000,000              3,125,625
                                                                                   ------------
                                                                                      6,766,309
                                                                                   ------------
SPAIN 7.8%
Government of Spain:
 12.25%, 3/25/00............................................   5,725,902    EUR       5,539,355
 10.10%, 2/28/01............................................   3,142,692    EUR       3,197,184
 10.15%, 1/31/06............................................   2,849,000    EUR       3,388,963
                                                                                   ------------
                                                                                     12,125,502
                                                                                   ------------
SWEDEN 4.3%
Kingdom of Sweden, 10.25%, 5/05/03..........................  51,400,000    SEK       6,638,178
                                                                                   ------------
TRINIDAD AND TOBAGO
SEI Holdings IX Inc., 144A, 11.00%, 11/30/00................      30,000                 30,000
                                                                                   ------------
TURKEY 1.2%
Republic of Turkey:
 12.375%, 6/15/09...........................................   1,610,000              1,722,700
 11.875%, 1/15/30...........................................      90,000                 94,022
                                                                                   ------------
                                                                                      1,816,722
                                                                                   ------------
UNITED KINGDOM 9.5%
United Kingdom:
 8.00%, 12/07/00............................................   5,825,000    GBP       9,308,781
 8.50%, 7/16/07.............................................   2,976,000    GBP       5,414,539
                                                                                   ------------
                                                                                     14,723,320
                                                                                   ------------
UNITED STATES 14.0%
++*Acadia Partners LP.......................................     999,667                 33,689
++*Penobscot Partners LP....................................         333                  2,515
U.S. Treasury Bonds:
 6.375%, 08/15/27...........................................   4,935,000              4,961,220
 5.25%, 11/15/28............................................   6,030,000              5,197,106
U.S. Treasury Notes:
 5.875%, 11/15/04...........................................   4,380,000              4,254,075
 7.875%, 11/15/04...........................................   6,273,000              6,574,888
 6.125%, 8/15/07............................................     723,000                700,633
                                                                                   ------------
                                                                                     21,724,126
                                                                                   ------------



                                                                              13

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VENEZUELA 2.0%
Republic of Venezuela:
 FRN, 7.00%, 12/18/07.......................................  $  190,475           $    158,928
 Reg S, 9.125%, 6/18/07.....................................     400,000                322,000
 9.25%, 9/15/27.............................................   1,625,000              1,100,937
Venezuela Front Load Interest Reduction Bond, FRN, 6.875%,
  3/31/07...................................................   1,785,700              1,491,060
                                                                                   ------------
                                                                                      3,072,925
                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $165,417,301).............                        143,616,123
                                                                                   ------------
SHORT TERM INVESTMENTS 7.4%
Den Denske Bank, 5.812%, 3/01/00, Time Deposit..............   5,400,000              5,400,000
Deutsche Bank, 5.810%, 3/01/00, Time Deposit................   6,000,000              6,000,000
                                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (COST $11,400,000).............                         11,400,000
                                                                                   ------------
TOTAL INVESTMENTS (COST $176,817,301) 100.0%................                        155,016,123
OTHER ASSETS, LESS LIABILITIES..............................                             35,306
                                                                                   ------------
TOTAL NET ASSETS 100.0%.....................................                       $155,051,429
                                                                                   ============

CURRENCY ABBREVIATIONS:

AUD  --   Australian Dollar
CAD  --   Canadian Dollar
DKK  --   Danish Krone
EUR  --   European Unit
GBP  --   Great British Pound
IDR  --   Indonesia Rupah
NZD  --   New Zealand Dollar
SEK  --   Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated. +Represents defaulted bonds.
++Securities represent equity investments.


                       See Notes to Financial Statements.


 14


TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $176,817,301)....    $155,016,123
 Cash.......................................................          14,048
 Receivables:
  Fund shares sold..........................................         109,567
  Interest..................................................       3,985,918
                                                                ------------
      Total assets..........................................     159,125,656
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       3,081,627
  Fund shares redeemed......................................         680,689
  To affiliates.............................................         153,594
 Accrued expenses...........................................         158,317
                                                                ------------
      Total liabilities.....................................       4,074,227
                                                                ------------
Net assets, at value........................................    $155,051,429
                                                                ============
Net assets consist of:
 Distributions in excess of net investment income...........    $     (9,441)
 Net unrealized depreciation................................     (21,933,977)
 Accumulated net realized loss..............................     (10,967,647)
 Beneficial shares..........................................     187,962,494
                                                                ------------
Net assets, at value........................................    $155,051,429
                                                                ============
CLASS A:
 Net asset value per share ($140,148,338 / 16,509,887 shares
   outstanding).............................................           $8.49
                                                                ============
 Maximum offering price per share ($8.49 / 95.75%)..........           $8.87
                                                                ============
CLASS C:
 Net asset value per share ($14,464,506 / 1,701,971 shares
  outstanding)*.............................................           $8.50
                                                                ============
 Maximum offering price per share ($8.50 / 99.00%)..........           $8.59
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($438,585 / 51,717 shares outstanding)...................           $8.48
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.
                                                                              15




TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Interest income.............................................                    $  6,625,746
Expenses:
 Management fees (Note 4)...................................         410,175
 Administrative fees (Note 4)...............................         123,052
 Distribution fees (Note 4)
  Class A...................................................         180,726
  Class C...................................................          52,581
 Transfer agent fees (Note 4)...............................         127,800
 Custodian fees.............................................          15,400
 Reports to shareholders....................................          43,800
 Registration and filing fees...............................          27,400
 Professional fees..........................................          31,000
 Trustees' fees and expenses................................          22,900
 Other......................................................             688
                                                                ------------
      Total expenses........................................                       1,035,522
                                                                                ------------
            Net investment income...........................                       5,590,224
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     (11,224,276)
  Foreign currency transactions.............................         104,275
                                                                ------------
      Net realized loss.....................................                     (11,120,001)
 Net unrealized appreciation (depreciation) on:
  Investments...............................................       3,765,131
  Translation of assets and liabilities denominated in
    foreign currencies......................................        (122,145)
                                                                ------------
      Net unrealized appreciation...........................                       3,642,986
                                                                                ------------
Net realized and unrealized loss............................                      (7,477,015)
                                                                                ------------
Net decrease in net assets resulting from operations........                    $ (1,886,791)
                                                                                ============

                       See Notes to Financial Statements.


 16


TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 29, 2000         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $  5,590,224           $ 12,022,661
  Net realized gain (loss) from investments and foreign
   currency transactions....................................       (11,120,001)                19,329
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................         3,642,986            (13,157,946)
                                                                ---------------------------------------
    Net decrease in net assets resulting from operations....        (1,886,791)            (1,115,956)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (5,047,845)           (10,143,914)
   Class C..................................................          (490,800)            (1,108,554)
   Advisor Class............................................           (14,065)              (179,587)
  In excess of net investment income:
   Class A..................................................                --                     --
   Class C..................................................           (26,237)                    --
   Advisor Class............................................           (20,718)                    --
  Net realized gains:
   Class A..................................................          (153,017)              (835,181)
   Class C..................................................           (17,062)               (98,495)
   Advisor Class............................................            (1,224)                (7,158)

 Capital share transactions (Note 3):
   Class A..................................................           430,716            (31,043,022)
   Class C..................................................        (2,332,279)            (1,555,156)
   Advisor Class............................................          (789,374)           (10,144,875)
                                                                ---------------------------------------
    Net decrease in net assets..............................       (10,348,696)           (56,231,898)

Net assets:
 Beginning of period........................................       165,400,125            221,632,023
                                                                ---------------------------------------
 End of period..............................................      $155,051,429           $165,400,125
                                                                =======================================

Distributions in excess of net investment income included in net assets:
 End of period..............................................      $     (9,441)          $         --
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              17




TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.



 18



TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER WITH TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND

On October 21, 1999, the Fund acquired all of the net assets of the Templeton Americas Government Securities Fund pursuant to a plan of reorganization approved by the Templeton Americas Government Securities Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,947,905 shares (valued at $8.78 per share) for the net assets of the Templeton Americas Government Securities Fund, which aggregated $17,102,608, including $(1,480,591) of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $176,515,833.

3. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 29, 2000, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 29, 2000                    AUGUST 31, 1999
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES          AMOUNT
                                                             ---------------------------------------------------------
CLASS A SHARES:
Shares sold..............................................   3,253,097    $ 31,072,748           7,334,312    $  69,058,663
Shares issued on reinvestment of distributions...........     431,444       3,733,024             859,601        8,035,267
Shares issued on merger..................................   1,947,905      15,622,017                  --               --
Shares redeemed..........................................  (5,771,604)    (49,997,073)        (11,546,052)    (108,136,952)
                                                           ---------------------------------------------------------------
Net decrease.............................................    (139,158)   $    430,716          (3,352,139)   $ (31,043,022)
                                                           ===============================================================

                                                                              19



TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

3. BENEFICIAL SHARES (CONT.)

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 29, 2000                    AUGUST 31, 1999
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES          AMOUNT
                                                             ---------------------------------------------------------
CLASS C SHARES:
Shares sold..............................................     228,296    $  1,993,280             561,727    $   5,324,535
Shares issued on reinvestment of distributions...........      51,303         444,505             111,143        1,040,014
Shares redeemed..........................................    (548,544)     (4,770,064)           (849,404)      (7,919,705)
                                                           ---------------------------------------------------------------
Net decrease.............................................    (268,945)   $ (2,332,279)           (176,534)   $  (1,555,156)
                                                           ===============================================================

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 29, 2000                    AUGUST 31, 1999
                                                           ---------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES          AMOUNT
                                                             ---------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold..............................................      12,933    $    112,158             223,677    $   2,157,693
Shares issued on reinvestment of distributions...........       2,485          21,601               8,389           78,938
Shares redeemed..........................................    (106,882)       (923,133)         (1,282,907)     (12,381,506)
                                                           ---------------------------------------------------------------
Net decrease.............................................     (91,464)   $   (789,374)         (1,050,841)   $ (10,144,875)
                                                           ===============================================================

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
FEE RATE      AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

 20

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE      AVERAGE DAILY NET ASSETS
--------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2000, unreimbursed costs were $197,153. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $2,086 and $1,956, respectively.

5. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 29, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $    865,224
Unrealized depreciation.....................................     (22,666,402)
                                                                ------------
Net unrealized depreciation.................................    $(21,801,178)
                                                                ============

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 29, 2000 aggregated $77,807,202 and $104,050,293, respectively.

                                                                              21





SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301


This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                    [RECYCLE LOGO] PRINTED ON RECYCLED PAPER

406 500 04/00